Income tax	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Income tax

8.	(Loss)/profit before tax

The Group’s (loss)/profit before tax is arrived at after charging/crediting:-

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

Expense relating to short-term leases	373,687	2,908,520	1,499,771	2,174,712
Written off of property, plant and equipment	15,521	120,803	526,279	6,702,181
Employer’s contribution to defined contribution plan (included in staff costs below)	585,148	4,554,380	5,270,478	5,402,612
Impairment of property, plant and equipment	241,205	1,877,371	4,549,381	-
Impairment of right-of-use assets	527,031	4,102,040	5,013,080	-
Employee benefits expenses
- key management personnel and directors’ remuneration (Note 33)	840,908	6,545,039	4,585,352	7,788,000
- staff costs (including key management personnel and directors’ remuneration)	19,299,674	150,215,156	169,577,298	177,874,361

9.	Income tax

For the years ended December 31, 2025, 2024 and 2023, under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. Provision for Taiwan Corporate Income Tax has been made at 20% on the estimated assessable profits.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

9.	Income tax (continued)

Details of income tax are as follows:

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

Current tax – Hong Kong
- current year provision	721,119	5,612,684	7,522,946	6,407,506
- prior year over-provision	-	(2)	(9,923)	(1,049)
Current tax – Taiwan	6,645	51,722	5,775	-
	727,764	5,664,404	7,518,798	6,406,457
Deferred tax (Note 14)	168,602	1,312,284	(4,805,091)	1,251,531

Total tax expenses for the year	896,366	6,976,688	2,713,707	7,657,988

A reconciliation of the tax expense applicable to (loss)/profit before tax at the statutory rates for the jurisdictions or countries in which the Group and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates is as follows:

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

(Loss)/profit before tax	(5,852,409)	(45,551,045)	35,614,151	(29,788,123)

Tax at applicable rate	(978,563)	(7,616,451)	5,766,512	(5,018,726)
Income not subject to tax	(20,460)	(159,247)	(11,142,285)	(177,009)
Non-deductible expenses	688,343	5,357,582	2,513,924	4,613,617
Income tax exemption and rebate	(2,313)	(18,000)	(10,500)	(30,000)
Tax effect of deductible temporary differences not recognised	646,137	5,029,080	1,331,573	4,213,670
Utilisation of previously unrecognised tax losses	(9,090)	(70,749)	(395,030)	(1,052,220)
Over-provision for previous year	-	(2)	(9,923)	(1,049)
Difference in tax rate in different countries	6,645	51,722	5,775	-
Tax losses not recognised	565,667	4,402,753	4,653,661	5,146,140
Others	-	-	-	(36,435)

Tax charge at the Group’s effective rate	896,366	6,976,688	2,713,707	7,657,988

Unrecognised tax losses

Deferred income tax assets are recognised to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered. The Group have the unrecognised tax losses of approximately HK$60,921,000 (2024: HK$33,355,000 and 2023: HK$38,515,000) at the reporting date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements. The tax losses have no expiry date. In the opinion of the directors, no deferred tax assets have been recognised for the subsidiaries which are loss-making and have unpredictability of future profit streams.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023